PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Leasehold improvement	1,758,217	1,758,217	226,350
Furniture and fixtures	292,724	292,724	37,685
Motor vehicles	1,904,972	1,904,972	245,242
Office equipment	108,995	108,995	14,032
Total	4,064,908	4,064,908	523,309
Less: Accumulated depreciation	2,369,902	2,750,897	354,146
Net book value	1,695,006	1,314,011	169,163

Depreciation expenses recognized for the years ended December 31, 2024, 2023 and 2022 were HK$380,995 (US$49,049), HK$209,966 and HK$62,683, respectively.